SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	May 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues								$ 46,587	$ 37,635	$ 43,032
Direct operating costs								(40,868)	(32,465)	(38,327)
General and administrative expenses								(1,012)	(968)	(832)
Gain (loss) on acquisitions /dispositions, net								898	304	726
Gain (loss) on acquisitions /dispositions, net recorded in equity								414
Other income (expense), net								61	(52)	(25)
Interest income (expense), net								(1,468)	(1,482)	(1,274)
Current income tax (expense) recovery								(545)	(284)	(324)
Equity accounted Ajusted EFO								262	225	199
Depreciation and amortisation expense								(2,283)	(2,165)	(1,804)
Impairment expense, net								(440)	(263)	(609)
Gain (loss) on acquisitions / dispositions, net								925	(30)
Gain (loss) on acquisitions / dispositions, net recorded in equity								(414)
Current income tax (expense) recovery								9
Other income (expense), net								(95)	163	(375)
Deferred income tax (expense) recovery								371	130	132
Non-cash items attributable to equity accounted investments								(249)	(168)	(85)
Net income (loss)								2,153	580	434
Direct costs								43,151	34,630	40,131
Gains on disposals of non-current assets								1,823	274	726
Other operating income								(34)	111	(400)
Current income tax (expense)								536	284	324
Share of net income								13	57	114
Operating segments
Disclosure of operating segments [line items]
Revenues								14,426	12,476	13,291
Direct operating costs								(12,494)	(10,874)	(11,826)
General and administrative expenses								(409)	(384)	(345)
Gain (loss) on acquisitions /dispositions, net								158	85	405
Gain (loss) on acquisitions /dispositions, net recorded in equity								414
Other income (expense), net								32	(25)	(15)
Interest income (expense), net								(477)	(486)	(359)
Current income tax (expense) recovery								(227)	(33)	(124)
Equity accounted Ajusted EFO								150	111	75
Adjusted EFO								1,573	870	1,102
Depreciation and amortisation expense								(780)	(719)	(571)
Impairment expense, net								(160)	(112)	(303)
Gain (loss) on acquisitions / dispositions, net								474	(11)
Gain (loss) on acquisitions / dispositions, net recorded in equity								(414)
Current income tax (expense) recovery								9
Other income (expense), net								(42)	(121)	(149)
Deferred income tax (expense) recovery								132	37	38
Non-cash items attributable to equity accounted investments								(149)	(113)	(29)
Net income (loss)								643	(169)	88
Net realized revaluation gain (losses)								(4)	(28)	(17)
Other income								(36)	(3)	(2)
Net unrealized revaluation gain (losses)								79	168
Business separation expenses, stand-up costs and restructuring charges								52	60
Transaction costs								24	30	48
Gains (losses) on extinguishment of debt								14	8
Other expenses								31	6	32
Expense of restructuring activities										(69)
Unallocated amounts
Disclosure of operating segments [line items]
Revenues								32,161	25,159	29,741
Direct operating costs								(28,374)	(21,591)	(26,501)
General and administrative expenses								(603)	(584)	(487)
Gain (loss) on acquisitions /dispositions, net								740	219	321
Gain (loss) on acquisitions /dispositions, net recorded in equity								0
Other income (expense), net								29	(27)	(10)
Interest income (expense), net								(991)	(996)	(915)
Current income tax (expense) recovery								(318)	(251)	(200)
Equity accounted Ajusted EFO								112	114	124
Depreciation and amortisation expense								(1,503)	(1,446)	(1,233)
Impairment expense, net								(280)	(151)	(306)
Gain (loss) on acquisitions / dispositions, net								451	(19)
Gain (loss) on acquisitions / dispositions, net recorded in equity								0
Current income tax (expense) recovery								0
Other income (expense), net								(53)	284	(226)
Deferred income tax (expense) recovery								239	93	94
Non-cash items attributable to equity accounted investments								(100)	(55)	(56)
Net income (loss)								1,510	749	346
Business services
Disclosure of operating segments [line items]
Revenues								29,988	22,580	28,822
Depreciation and amortisation expense								(465)	(435)	(686)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues								9,060	7,611	8,927
Direct operating costs								(8,383)	(7,220)	(8,607)
General and administrative expenses								(146)	(136)	(136)
Gain (loss) on acquisitions /dispositions, net								0	61	342
Gain (loss) on acquisitions /dispositions, net recorded in equity								0
Other income (expense), net								24	4	(1)
Interest income (expense), net								(69)	(62)	(50)
Current income tax (expense) recovery								(111)	(41)	(75)
Equity accounted Ajusted EFO								22	12	32
Adjusted EFO								397	229	432
Infrastructure services
Disclosure of operating segments [line items]
Revenues								4,457	4,399	4,559
Depreciation and amortisation expense								(705)	(665)	(305)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues								1,928	1,900	1,815
Direct operating costs								(1,370)	(1,340)	(1,324)
General and administrative expenses								(68)	(75)	(53)
Gain (loss) on acquisitions /dispositions, net								0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity								0
Other income (expense), net								(4)	(29)	(9)
Interest income (expense), net								(152)	(163)	(138)
Current income tax (expense) recovery								(4)	(3)	0
Equity accounted Ajusted EFO								66	74	23
Adjusted EFO								396	364	314
Industrials
Disclosure of operating segments [line items]
Revenues								12,142	10,656	9,651
Depreciation and amortisation expense								(1,113)	(1,065)	(813)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues								3,438	2,965	2,549
Direct operating costs								(2,722)	(2,303)	(1,886)
General and administrative expenses								(88)	(91)	(70)
Gain (loss) on acquisitions /dispositions, net								158	24	64
Gain (loss) on acquisitions /dispositions, net recorded in equity								414
Other income (expense), net								12	0	(5)
Interest income (expense), net								(236)	(255)	(208)
Current income tax (expense) recovery								(159)	(29)	(71)
Equity accounted Ajusted EFO								62	25	20
Adjusted EFO								879	336	393
Corporate and other
Disclosure of operating segments [line items]
Revenues								0	0	0
Depreciation and amortisation expense								0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues								0	0	0
Direct operating costs								(19)	(11)	(9)
General and administrative expenses								(107)	(82)	(86)
Gain (loss) on acquisitions /dispositions, net								0	0	(1)
Gain (loss) on acquisitions /dispositions, net recorded in equity								0
Other income (expense), net								0	0	0
Interest income (expense), net								(20)	(6)	37
Current income tax (expense) recovery								47	40	22
Equity accounted Ajusted EFO								0	0	0
Adjusted EFO								(99)	(59)	(37)
Productivity impact and business interruption risk | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions									134
Non-recurring provisions, recapitalization of partnership's operations | Operating segments
Disclosure of operating segments [line items]
New provisions, other provisions									67
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity								245
GrafTech International Ltd | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net								141
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity								169
Gains on disposals of non-current assets						$ 40	$ 41
Public securities | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net								14	25
Other disposals | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net								$ 3	(2)	19
Cold storage logistics business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets		$ 186
Cold storage logistics business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net									47
New Zealand pathology business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets	$ 55
New Zealand pathology business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net									$ 15
Executive relocation business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets				$ 180
Executive relocation business | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net										182
Facilities management
Disclosure of operating segments [line items]
Gains on disposals of non-current assets					$ 341
Facilities management | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net										157
Palladium mining operations
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 187
Palladium mining operations | Operating segments
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net										$ 47